Operating Segment Information - Summary of Reconciliation of Consolidated Net Income to Consolidated Core Income (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
NET INCOME	₱ 26,676	₱ 24,580	₱ 22,786
Add (deduct) adjustments:
Foreign exchange losses (gains) – net (Notes 5 and 28)	3,890	(1,488)	(424)
Amortization of intangible assets (Notes 5 and 15)	2,822	2,496	758
Accelerated depreciation	1,110
Manpower rightsizing program, or MRP (Note 5)	269	2,625	3,296
Losses from changes in fair value of financial assets at FVPL	174		675
Impairment/derecognition of investments (Notes 11 and 12)	60	659	34
Core income adjustment on equity share in net income of associates and joint ventures	(7)	(6)	(226)
Net income attributable to noncontrolling interests	(309)	(296)	(265)
CREATE Act impact on deferred income taxes – net	(355)
Net tax effect of aforementioned adjustments	(1,209)	(1,106)	(998)
Gain on debt modification – net of amortization of debt discount	(1,339)
Losses (gains) on derivative financial instruments – net, excluding hedge costs (Note 28)	(1,651)	284	233
Total adjustments	3,261	2,549	2,325
Consolidated core income	29,937	27,129	25,111
Add (deduct) adjustments:
Accelerated depreciation		1,496	378
Loss (gain) on sale of Rocket Internet SE, or Rocket Internet, shares		364	(185)
Gain from condonation of debt		(240)
Gain on sale and leaseback of Smart Headquarters – net of tax		(2,293)
Gain on asset sales – net of tax (Note 5)	(983)
Total adjustments	296	958	1,969
Telco core income (loss)	30,233	28,087	27,080
VIH [Member]
Disclosure Of Operating Segments [Line Items]
NET INCOME	(5,541)	(4,880)	(4,576)
Add (deduct) adjustments:
Share in VIH losses	1,981	1,954	₱ 1,776
VIH gain on dilution – net of tax	(702)	(323)
Sun Trademark [Member]
Add (deduct) adjustments:
Amortization of intangible assets (Notes 5 and 15)	₱ 2,628	₱ 1,877